Goodwill and other intangible assets - Additional information (Details) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 61				$ 0	$ 62	$ 225
Cash flow projection forecast duration (in years)					5 years
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets (as a percent)	0.078
Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges							180
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate (as a percent)					3.00%	3.00%
Impairment charges			$ 178		$ 0	$ 60
Recoverable amount	$ 15
Surgical | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges	59
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate (as a percent)					3.00%	3.00%
Impairment charges					$ 0	$ 2	$ 47
Recoverable amount				$ 48
Vision Care | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges				$ 45
Vision Care | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 2	$ 2